Short-term Loans Receivable	12 Months Ended
Dec. 31, 2021
Short-term Loans Receivable [Abstract]
Short-term Loans Receivable

Note 7 — Short-term Loans Receivable

(a) On December 20, 2019, the Group issued notes receivable in an aggregate of approximately $1,626,000 to an unrelated party. The notes were due June 20, 2020 and accrued interest at a rate of 6% per annum. On June 20, 2020, the notes were extended to June 21, 2021. For the years ended December 31, 2021, 2020 and 2019, interest income earned on these notes were approximately $16,000, $99,000 and $3,000, respectively.

(b) In June and December 2020, the Group entered into loan agreements in the aggregate principal amount of $380,000 to one unrelated party. The loans were due on April 28, 2021 and June 29, 2021, respectively and both accrued interest at a rate of 6% per annum. For the year ended December 31, 2021 and 2020, interest income earned on these notes was approximately $4,000 and $4,000.

(c) In June 2020, the Group entered into a loan agreement in the principal amount of $300,000 to another unrelated party. Such loan was due on December 1, 2020 and accrued interest at a rate of 6% per annum. The loan was partially repaid and then was extended to December 1, 2021. As of December 31, 2020, the outstanding balance was approximately $214,000 which was fully repaid in March 2021. For the year ended December 31, 2021 and 2020, interest income earned on this note was approximately $3,000 and $11,000, respectively.

On March 1, 2021, the Group entered into Deeds of Assignment (“Assignment No. 1”) with the two unrelated borrowers discussed in (a) and (b) above and Lanlian (as discussed in Note 8). As a result, the Group assigned the outstanding loans receivable and accrued interest in (a) in an aggregate of approximate $1,691,000 to Lanlian without recourse as payment for the purchase price, and such notes were fully settled; the Group assigned the outstanding loans receivable and accrued interest in (b) in an aggregate of approximate $359,000 to Lanlian without recourse as payment for the purchase price, and the remaining principal of such loans and accrued interest were approximately $30,000 which were fully collected in March 2021. No gains or losses are recognized.

(d) On April 28, 2021, the Group entered into loan agreement in the principal amount of $1,000,000 to one unrelated party. The loan is due on June 1, 2021 and accrue interest at a rate of 12% per annum. The loan was partially repaid and then was extended to September 30, 2021. As of September 27, 2021, the Group received repayment in cash in the amount approximately $497,000 including interest of $5,000.

On September 7, 2021, the Group entered into an asset acquisition agreement with Lanlian, to acquire various software systems for TRS trading service. The acquisition was closed on September 27, 2021 upon which Lanlian conveyed and delivered to the Group the software systems. The aggregate purchase price for the software systems was $8,000,000. On September 27, 2021, the Group entered into Deeds of Assignment (“Assignment No. 2”) with the unrelated borrower discussed in (d) above and Lanlian. As a result, the Group assigned the outstanding loans receivable and accrued interest in an aggregate of approximate $534,000 to Lanlian without recourse as payment for the purchase price, and such notes were fully settled. No gains or losses are recognized. The remaining purchase price was paid in cash. For the year ended December 31, 2021, interest income earned on this note was approximately $31,000.

As of December 31, 2021 and 2020, the aggregate outstanding balance of loan receivables above was $-0- and $2,239,378, respectively.